Schedule of Convertible Debt and Embedded Derivative Conversion (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	$ 91,369
Accretion	19,943
Conversion	(111,312)
Balance, December 31, 2021 & March 31, 2022
Host debt instrument [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	11,027
Accretion	19,943
Conversion	(30,970)
Balance, December 31, 2021 & March 31, 2022
Embedded conversion feature [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	80,342
Accretion
Conversion	(80,342)
Balance, December 31, 2021 & March 31, 2022